[UBS GLOBAL ASSET MANAGEMENT LOGO]

UBS Strategy Fund

Annual Report

September 30, 2002

UBS Strategy Fund

                                                              November 15, 2002

Dear Shareholder,

We present you with the annual report for UBS Strategy Fund for the fiscal year ended September 30, 2002.

PERFORMANCE

For the fiscal year ended September 30, 2002, UBS Strategy Fund's Class A shares fell 10.00% (they fell 14.92% after deducting the maximum sales charge). The Fund outperformed the S&P 500 Index and the Dow Jones World Index, which fell 20.48% and 17.70%, respectively, for the period. Returns for all share classes are shown in the "Average Annual Total Return" table on page 6. Please note that those returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of the Fund shares.

An Interview with Portfolio Manager Kirk Barneby

Q.   CAN YOU SUMMARIZE THE PERFORMANCE OF THE FUND DURING THE REPORTING PERIOD?

A. It has been a very difficult environment for equities, as evidenced by the sharp decline in virtually every major market index. While the Fund couldn't avoid the decline of the overall market, it did outperform its benchmarks during the period.

Q.   WHAT WERE SOME OF THE LEADING FACTORS THAT LED TO THE MARKET'S DECLINE?

A. There were several issues that plagued the market. Initially, the fallout from the September 11 terrorist attacks led to a sharp market decline, but the economy and stock market rebounded during the fourth quarter of 2001. However, while economic growth accelerated during the first quarter of 2002, this did not translate to higher stock prices. Investors had an increasingly skeptical view of the markets in light of numerous accounting scandals, high profile bankruptcies, and reports questioning the integrity of security recommendations made by research analysts. Investor confidence was also shaken by concerns about corporate profits, ongoing threats of terrorism, turmoil in the Middle East, and a potential war with Iraq.

[SIDENOTE]

UBS STRATEGY FUND

INVESTMENT GOAL:
Long-term capital
appreciation.

PORTFOLIO MANAGER:
T. Kirkham Barneby
UBS Global Asset
Management (US) Inc.

COMMENCEMENT:
December 2, 1999

DIVIDEND PAYMENTS:
Annually

Q.   WHAT ARE SOME OF THE THEMES THE FUND HAS BEEN EMPHASIZING?

A. There are several themes that the UBS Warburg Global Investment Strategy Group has been pursuing. First, in the coming year, the group believes global economic growth will be positive, yet tepid. Therefore, the group feels that more modest cyclical exposure now appears warranted.

     Second, the group believes that the Asian markets are developing into "world-class economies." The region has begun to attract investor attention for its domestic growth potential, and not just for being the beneficiary of outsourcing by Western companies.

     The third trend deals with the evolution of the information age. The Strategy Group anticipates that user interfaces and a globally interconnected infrastructure of computer networks will revolutionize the way that we interact with technology. Furthermore, it believes that market share will consolidate into the hands of the respective industry leaders.

     Fourth, the group is interested in the investment opportunities related to the aging of the baby boomer population. In particular, it is focusing on select growth retailers, leisure, and financial services firms.

[SIDENOTE]

ABOUT THE GLOBAL 50 HIGHLIGHTED STOCKS(SM) LIST

The GLOBAL 50 HIGHLIGHTED STOCKS list--which the Strategy Fund tracks--leverages both the global resources of UBS Warburg's team of strategists, economists and stock analysts, and the quantitative risk-control measures for which UBS Warburg is recognized. The list comprises a largely global equity portfolio, based on the core investment themes identified by the UBS Warburg Global Investment Strategy Group (some of which are discussed in this letter).

3M
American International Group
AOL Time Warner
Arcelor
Baker Hughes
BNP Paribas
Chinatrust Bank
Cisco
Citigroup
Coca-Cola
Countrywide Credit
Dai Nippon
Dell
Dow Chemical
ENI
E.ON
Estee Lauder
Forest Labs
Freddie Mac
Genentech
Hanson
Hartford Financial
Heineken
Hon Hai Precision
IBM
Kohl's
Kookmin Bank
Lafarge
Medtronic
Microsoft
Nabors Industries
Nissan Motor
Nokia
Novartis
Pfizer
Procter & Gamble
Royal Bank of Scotland
Royal Dutch
Siam Cement
SK Telecom
Stora Enso
Swire Pacific
Telecom Italia
Unilever
Viacom
Volkswagen
Walgreen
Wal-Mart Stores
Washington Mutual
Wells Fargo

Investment themes and the stocks on the GLOBAL 50 HIGHLIGHTED STOCKS list are subject to change. The Fund's portfolio changes as names on the list change. Portfolio list as of September 30, 2002.

     Finally, the group believes the economic unification of Europe is an important trend. The introduction of a single currency and/or a single interest rate will force governments to compete with lower taxes to attract new capital. Contrary to popular belief, the group believes euro-area demographic trends will deliver a sustained rise in real gross domestic product growth rates over the next 20 years. And, in a break from the past, the group expects that higher growth will be accompanied by lower inflation. In the group's view, the euro area is about to enter a "win-win" economic environment.

Q. HOW DID THE PURSUIT OF THESE AND OTHER TRENDS AFFECT THE PERFORMANCE OF THE FUND SINCE THE INCEPTION OF THE GLOBAL 50 HIGHLIGHTED STOCKS LIST?


A. While the declining global equity markets proved to be a challenge, the UBS Warburg Global Investment Strategy Group did identify stocks in a variety of industries that enhanced relative results. For example, the Fund's overweight in specialty retail, computer software, banks, food and beverage, broadcasting/publishing, and financial services benefited performance. Conversely, country selection hurt results. In particular, an underweight in Japan and overweights in the United States and France were a drag on performance. In addition, the Fund's emphasis on companies with relatively larger capitalizations proved detrimental, as mid- and smaller-cap stocks performed relatively better.

Q.   WHAT IS THE LONG-TERM OUTLOOK?

A. The group will continue to focus on the investment themes that it believes will produce superior returns over the medium term. In addition, it will strive to target the leading companies in their respective industries.

     Looking further down the road, the drivers of sector strategy will likely look very different from those that have fueled performance over the last decade. For example, the group feels that industry structure will play a greater role in determining returns. Industries that are characterized by high barriers to entry and low competition should have a natural advantage. For example, the media sector is highly concentrated, with seven companies accounting for approximately 50% of the market capitalization. The group also feels that winners at both the stock and sector levels are likely to be those that have better control over the factors that allow them to generate ongoing revenue streams, especially given today's slow growth, low inflation environment.

Our ultimate objective in managing your investments is to help you successfully meet your financial goals. We thank you for your continued support and welcome any comments or questions you may have. For more information on the UBS Funds,* please contact your financial advisor or visit us at www.ubs.com.

Sincerely,

/s/ Brian M. Storms

Brian M. Storms
PRESIDENT
UBS Strategy Fund
PRESIDENT AND CHIEF EXECUTIVE OFFICER
UBS Global Asset Management (US) Inc.

/s/ T. Kirkham Barneby

T. Kirkham Barneby
PORTFOLIO MANAGER
UBS Strategy Fund
MANAGING DIRECTOR
QUANTITATIVE INVESTMENTS
UBS Global Asset Management (US) Inc.

This letter is intended to assist shareholders in understanding how the Fund performed during the 12 months ended September 30, 2002, and reflects our views at the time of its writing. Of course, these views may change in response to changing circumstances. We encourage you to consult your financial advisor regarding your personal investment program.

* Mutual funds are sold by prospectus only. Prospectuses contain more complete information regarding risks, charges and expenses, and should be read carefully before investing.

PERFORMANCE AT A GLANCE

Comparison of the change of a $10,000 investment in UBS Strategy Fund (Class A, B, C and Y) and the S&P 500 Index and the Dow Jones World Index from December 2, 1999 (the Fund's inception date) through September 30, 2002.

              UBS STRATEGY FUND         UBS STRATEGY FUND     UBS STRATEGY FUND    UBS STRATEGY FUND      S&P 500      DOW JONES
                    (CLASS A)             (CLASS B)              (CLASS C)            (CLASS Y)            INDEX      WORLD INDEX
 12/2/99             $9,452                $10,000                $9,901               $10,000            $10,000       $10,000
12/31/99             $9,660                $10,220               $10,119               $10,230            $10,589       $10,810
 1/31/00             $8,960                 $9,470                $9,376                $9,480            $10,057       $10,238
 2/29/00             $8,885                 $9,380                $9,287                $9,400             $9,867       $10,538
 3/31/00             $9,698                $10,230               $10,129               $10,270            $10,832       $11,036
 4/30/00             $9,083                 $9,580                $9,485                $9,620            $10,506       $10,425
 5/31/00             $8,544                 $9,010                $8,921                $9,050            $10,291       $10,129
 6/30/00             $8,535                 $8,990                $8,901                $9,040            $10,544       $10,524
 7/31/00             $8,346                 $8,790                $8,693                $8,850            $10,379       $10,212
 8/31/00             $8,781                 $9,230                $9,139                $9,310            $11,024       $10,686
 9/30/00             $8,214                 $8,630                $8,545                $8,710            $10,442       $10,164
10/31/00             $7,628                 $8,010                $7,931                $8,090            $10,398        $9,914
11/30/00             $6,607                 $6,940                $6,871                $7,020             $9,578        $9,214
12/31/00             $6,626                 $6,960                $6,891                $7,040             $9,625        $9,402
 1/31/01             $7,335                 $7,690                $7,614                $7,780             $9,967        $9,650
 2/28/01             $6,106                 $6,400                $6,337                $6,480             $9,058        $8,812
 3/31/01             $5,406                 $5,660                $5,604                $5,740             $8,484        $8,157
 4/30/01             $6,087                 $6,370                $6,307                $6,470             $9,143        $8,823
 5/31/01             $5,974                 $6,250                $6,188                $6,350             $9,205        $8,768
 6/30/01             $5,662                 $5,920                $5,861                $6,020             $8,981        $8,543
 7/31/01             $5,350                 $5,580                $5,525                $5,680             $8,892        $8,347
 8/31/01             $4,887                 $5,100                $5,050                $5,190             $8,336        $7,996
 9/30/01             $4,253                 $4,440                $4,396                $4,530             $7,662        $7,215
10/31/01             $4,461                 $4,650                $4,604                $4,740             $7,809        $7,404
11/30/01             $5,085                 $5,300                $5,248                $5,410             $8,408        $7,858
12/31/01             $5,198                 $5,410                $5,356                $5,530             $8,481        $7,950
 1/31/02             $5,095                 $5,300                $5,248                $5,420             $8,357        $7,725
 2/28/02             $4,924                 $5,120                $5,069                $5,240             $8,196        $7,678
 3/31/02             $5,076                 $5,270                $5,218                $5,400             $8,504        $8,034
 4/30/02             $4,896                 $5,080                $5,030                $5,210             $7,989        $7,812
 5/31/02             $4,915                 $5,100                $5,050                $5,240             $7,930        $7,821
 6/30/02             $4,698                 $4,870                $4,822                $5,000             $7,365        $7,356
 7/31/02             $4,253                 $4,400                $4,366                $4,530             $6,791        $6,726
 8/31/02             $4,272                 $4,430                $4,386                $4,560             $6,836        $6,745
 9/30/02             $3,828                 $3,841                $3,931                $4,080             $6,093        $6,036

^ Inception: since commencement of issuance on December 2, 1999 for share classes A, B, C and Y. Inception for the S&P 500 Index and Lipper Large Cap Growth Median is as of December 2, 1999.

     Maximum sales charge for Class A shares is 5.5% of the public offering price. Class A shares bear ongoing 12b-1 service fees.

     Maximum contingent deferred sales charge for Class B shares is 5% and is reduced to 0% after six years. Class B shares bear ongoing 12b-1 distribution and service fees.

     Maximum sales charge for Class C shares is 2%, consisting of a maximum sales charge of 1% imposed on purchases and a maximum contingent deferred sales charge of 1% for redemptions, which is reduced to 0% after one year. Class C shares bear ongoing 12b-1 distribution and service fees.

     The Fund offers Class Y shares to a limited group of eligible investors. Class Y shares do not bear initial or contingent deferred sales charges or ongoing 12b-1 distribution and service fees.

     Past performance does not predict future performance, and the performance information provided does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The return and principal value of an investment will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Performance results assume reinvestment of all dividends and capital gains distributions. Total returns for periods of one year or less have not been annualized.

AVERAGE ANNUAL TOTAL RETURN, PERIODS ENDED 9/30/02 (UNAUDITED)

                                                                         INCEPTION
                                                 6 MONTHS      1 YEAR    (12/2/99)^
-----------------------------------------------------------------------------------
Before Deducting                 Class A*         -24.58%      -10.00%     -27.32%
Maximum Sales Charge             Class B**        -24.86       -10.81      -27.89
                                 Class C***       -24.67       -10.59      -27.83
                                 Class Y****      -24.44        -9.93      -27.13
-----------------------------------------------------------------------------------
After Deducting                  Class A*         -28.70       -14.92      -28.75
Maximum Sales Charge             Class B**        -28.61       -15.27      -28.66
                                 Class C***       -26.13       -12.28      -28.08
                                 Class Y****      -24.44        -9.93      -27.13
-----------------------------------------------------------------------------------
GLOBAL 50 HIGHLIGHTED STOCKS(SM) List(1)
   After Announcement, close                      -23.70        -8.70      -23.80
   After Announcement, open                       -24.10       -10.10      -25.20
-----------------------------------------------------------------------------------
S&P 500 Index                                     -28.36       -20.48      -16.04
-----------------------------------------------------------------------------------
Dow Jones World Index                             -25.72       -17.70      -20.25
-----------------------------------------------------------------------------------
Lipper Large Cap Growth Median                    -29.95       -22.65       -7.66
-----------------------------------------------------------------------------------


Price returns of the GLOBAL 50 HIGHLIGHTED STOCKS list do not predict the future results of the list or the Fund. Deviations from the GLOBAL 50 HIGHLIGHTED STOCKS list's price returns will result because those returns do not reflect the execution of actual purchases or sales. A mutual fund following the GLOBAL 50 HIGHLIGHTED STOCKS list may not be able to execute purchases and sales at the prices used to calculate the price returns of the list. The Fund also will be subject to daily cash flow, which will result in ongoing purchases and sales of stocks and transactional expenses, including brokerage commissions, as well as the advisory fees and other expenses that the fund bears. In addition, because the GLOBAL 50 HIGHLIGHTED STOCKS list does not include a cash component, price returns of the list are based on a constant 100% investment in the stocks on the list.

^ Inception: since commencement of issuance on December 2, 1999 for share classes A, B, C and Y. Inception for tHE S&P 500 Index and Lipper Large Cap Growth Median is as of December 2, 1999. Inception for the GLOBAL 50 HIGHLIGHTED STOCKS list is as of November 30, 1999.

* Maximum sales charge for Class A shares is 5.5% of the public offering price. Class A shares bear ongoing 12b-1 service fees.

** Maximum contingent deferred sales charge for Class B shares is 5% and is reduced to 0% after six years. Class B shares bear ongoing 12b-1 distribution and service fees.

*** Maximum sales charge for Class C shares is 2%, consisting of a maximum sales charge of 1% imposed on purchases and a maximum contingent deferred sales charge of 1% for redemptions, which is reduced to 0% after one year. Class C shares bear ongoing 12b-1 distribution and service fees.

**** The Fund offers Class Y shares to a limited group of eligible investors.
     Class Y shares do not bear initial or contingent deferred sales charges or ongoing 12b-1 distribution and service fees.

(1) "After Announcement, close" reflects the performance of the GLOBAL 50 HIGHLIGHTED STOCKS list using the closing price on the day of the announcement of any changes to the list. We believe this is a more appropriate benchmark for the UBS Strategy Fund. This benchmark takes into account that we will not necessarily execute all trades for the Fund at the open. "After Announcement, open" reflects the performance of the list using the opening price on the day of the announcement of any changes to the list. The indicated price returns are based on capital appreciation, excluding dividends and transaction costs such as commissions, markups, fees and interest charges. Actual transactions adjusted for such transaction costs will result in different returns.

     Past performance does not predict future performance, and the performance information provided does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The return and principal value of an investment will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Performance results assume reinvestment of all dividends and capital gains distributions. Total returns for periods of one year or less have not been annualized.

     Lipper peer group data calculated by Lipper Inc.; used with permission. The Lipper Median is the return of the fund that places in the middle of the peer group.

Portfolio Statistics (unaudited)

CHARACTERISTICS*                         9/30/2002       3/31/2002      9/30/2001
----------------------------------------------------------------------------------
Net Assets (mm)                        $      391.0   $      628.4   $      623.2
----------------------------------------------------------------------------------
Number of Securities                             50             50             53
----------------------------------------------------------------------------------
Stocks                                         99.3          101.1           99.2%
----------------------------------------------------------------------------------
Cash Equivalents                                1.0             --             --
----------------------------------------------------------------------------------
Liabilities in Excess of
Cash and Other Assets                         -0.3%          -1.1%             --
----------------------------------------------------------------------------------
Cash and Other Assets
in Excess of Liabilities                        --             --            0.8%
==================================================================================

TOP FIVE
SECTORS*         9/30/2002                 3/31/2002                 9/30/2001
--------------------------------------------------------------------------------
                                                      Consumer
Financials           24.2%  Financials         22.2%  Discretionary      20.9%
--------------------------------------------------------------------------------
                            Information               Information
Consumer Staples     12.8   Technology         16.1   Technology         20.6
--------------------------------------------------------------------------------
Consumer                    Consumer
Discretionary        12.1   Discretionary      14.4   Financials         20.5
--------------------------------------------------------------------------------
Materials            10.7   Health Care        10.7   Health Care        16.4
--------------------------------------------------------------------------------
Information
Technology           10.5   Industrials         8.5   Utilities           7.6
================================================================================
TOTAL                70.3%  TOTAL              71.9%  TOTAL              86.0%
================================================================================

TOP TEN
HOLDINGS*        9/30/2002                 3/31/2002                 9/30/2001
--------------------------------------------------------------------------------
Citigroup             4.9%  Citigroup           4.8%  Staples              2.1%
--------------------------------------------------------------------------------
Coca-Cola             4.7   Microsoft           4.7   Coach                2.0
--------------------------------------------------------------------------------
                                                      Nextel
Procter & Gamble      4.6   TotalFinaElf        4.7   Communications       2.0
--------------------------------------------------------------------------------
Royal Dutch Petroleum 4.5   Wal-Mart Stores     4.4   Cisco Systems        2.0
--------------------------------------------------------------------------------
                            Minnesota Mining &
Wal-Mart Stores       4.4   Manufacturing       3.9   Delta Air Lines      2.0
--------------------------------------------------------------------------------
Wells Fargo           4.2   Home Depot          3.9   Liberty Media        2.0
--------------------------------------------------------------------------------
                                                      Taiwan Semiconductor
Pfizer                4.2   Pfizer              3.8   Manufacturing        1.9
--------------------------------------------------------------------------------
Dow Chemical          4.1   Wells Fargo         3.8   El Paso Energy       1.9
--------------------------------------------------------------------------------
Minnesota Mining &                                    Check Point
Manufacturing         3.9   Coca-Cola           3.7   Software Technology  1.9
--------------------------------------------------------------------------------
Microsoft             3.9   Alcoa               3.5   American Express     1.9
================================================================================
TOTAL                43.4%  TOTAL              41.2%  TOTAL               19.7%
================================================================================

* Weightings represent percentages of net assets as of the dates indicated. The Fund's portfolio is actively managed and its composition will vary over time.

PERFORMANCE RESULTS (UNAUDITED)

                                 NET ASSET VALUE               TOTAL RETURN(1)
                        --------------------------------   ----------------------
                                                           12 MONTHS   6 MONTHS
                                                             ENDED      ENDED
                        09/30/02   03/31/02    09/30/01    09/30/02    09/30/02
---------------------------------------------------------------------------------
CLASS A SHARES              $4.05       $5.37      $4.50      (10.00)%   (24.58)%
---------------------------------------------------------------------------------
CLASS B SHARES               3.96        5.27       4.44      (10.81)    (24.86)
---------------------------------------------------------------------------------
Class C SHARES               3.97        5.27       4.44      (10.59)    (24.67)
=================================================================================

Performance Summary Class A Shares

                                                   NET ASSET VALUE
                                                --------------------    TOTAL
PERIOD COVERED                                  BEGINNING    ENDING    RETURN(1)
--------------------------------------------------------------------------------
12/02/99-12/31/99                                 $10.00      $10.22       2.20%
--------------------------------------------------------------------------------
2000                                               10.22        7.01     (31.41)
--------------------------------------------------------------------------------
2001                                                7.01        5.50     (21.54)
--------------------------------------------------------------------------------
01/01/02-09/30/02                                   5.50        4.05     (26.36)
--------------------------------------------------------------------------------
                        CUMULATIVE TOTAL RETURN AS OF 09/30/02:          (59.50)%
================================================================================

Performance Summary Class B Shares

                                                   NET ASSET VALUE
                                                ---------------------    TOTAL
PERIOD COVERED                                  BEGINNING    ENDING    RETURN(1)
--------------------------------------------------------------------------------
12/02/99-12/31/99                                 $10.00      $10.22       2.20%
--------------------------------------------------------------------------------
2000                                               10.22        6.96     (31.90)
--------------------------------------------------------------------------------
2001                                                6.96        5.41     (22.27)
--------------------------------------------------------------------------------
01/01/02-09/30/02                                   5.41        3.96     (26.80)
--------------------------------------------------------------------------------
                        CUMULATIVE TOTAL RETURN AS OF 09/30/02:          (60.40)%
================================================================================

Performance Summary Class C Shares

                                                  NET ASSET VALUE
                                                 -------------------     TOTAL
PERIOD COVERED                                   BEGINNING    ENDING   RETURN(1)
--------------------------------------------------------------------------------
12/02/99-12/31/99                                 $10.00      $10.22       2.20%
--------------------------------------------------------------------------------
2000                                               10.22        6.96     (31.90)
--------------------------------------------------------------------------------
2001                                                6.96        5.41     (22.27)
--------------------------------------------------------------------------------
01/01/02-09/30/02                                   5.41        3.97     (26.62)
--------------------------------------------------------------------------------
                        CUMULATIVE TOTAL RETURN AS OF 09/30/02:          (60.30)%
================================================================================

(1.) Figures assume reinvestment of all dividends and other distributions, if any, at net asset value on the ex-dividend dates and do not include sales charges; results for each class would be lower if sales charges were included. Total investment return for periods of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

     Note: The Fund offers Class Y shares to a limited group of eligible investors. For the year ended September 30, 2002 and since inception, December 2, 1999 through September 30, 2002, Class Y shares have a total return of (9.93)% and (59.20)%, respectively. Class Y shares do not have initial or contingent deferred sales charges or ongoing distribution and service fees. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

     The data above represents past performance of the Fund's shares, which is no guarantee of future results. The principal value of an investment in the Fund will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

UBS STRATEGY FUND

PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2002


COMMON STOCKS - 99.33%

SECURITY DESCRIPTION                                SHARES                   VALUE
---------------------------------------------------------------------------------------
AUSTRALIA - 0.52%
BEVERAGES - 0.52%

Foster's Group Ltd.                                 808,900                  $2,025,049
---------------------------------------------------------------------------------------
BARBADOS - 0.54%
ENERGY EQUIPMENT & SERVICES - 0.54%

Nabors Industries, Ltd.*                             64,100                   2,099,275
---------------------------------------------------------------------------------------
FINLAND - 2.51%
COMMUNICATIONS EQUIPMENT - 1.05%

Nokia OYJ                                           308,000                  4,092,681
---------------------------------------------------------------------------------------
PAPER & FOREST PRODUCTS - 1.46%

Stora Enso OYJ                                      590,500                  5,717,168
---------------------------------------------------------------------------------------
Total Finland
  Common Stocks                                                               9,809,849
=======================================================================================
FRANCE - 4.74%
BANKS - 2.11%

BNP Paribas S.A.                                    252,900                  8,240,137
---------------------------------------------------------------------------------------
CONSTRUCTION MATERIALS - 2.63%

Lafarge S.A.                                        129,150                  10,309,574
---------------------------------------------------------------------------------------
Total France
  Common Stocks                                                              18,549,711
=======================================================================================
GERMANY - 0.49%
AUTOMOBILES - 0.49%

Volkswagen AG                                        52,900                   1,908,629
---------------------------------------------------------------------------------------
HONG KONG - 0.49%
DIVERSIFIED FINANCIALS - 0.49%

Swire Pacific Ltd.                                  482,000                   1,897,212
---------------------------------------------------------------------------------------
ITALY - 6.29%
DIVERSIFIED TELECOMMUNICATION
   SERVICES - 2.27%

Telecom Italia SPA                                1,246,700                   8,880,393
---------------------------------------------------------------------------------------
INSURANCE - 1.35%

Assicurazioni
  Generali SPA                                      360,300                   5,282,422
---------------------------------------------------------------------------------------
OIL & GAS - 2.67%

ENI SPA                                             761,800                  10,446,370
---------------------------------------------------------------------------------------
Total Italy
  Common Stocks                                                              24,609,185
=======================================================================================
JAPAN - 3.47%
AUTOMOBILES - 1.43%

Nissan Motor Co.
  Ltd., ADR                                         752,000                  $5,584,326
---------------------------------------------------------------------------------------
COMMERCIAL SERVICES &
   SUPPLIES - 2.04%

Dai Nippon Printing
  Co. Ltd.                                          737,000                   7,985,403
---------------------------------------------------------------------------------------
Total Japan
  Common Stocks                                                              13,569,729
=======================================================================================
KOREA - 1.88%
BANKS - 0.84%

Kookmin Bank                                         89,700                   3,282,960
---------------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION
   SERVICES - 1.04%

SK Telecom Co. Ltd.                                  21,000                   4,070,500
---------------------------------------------------------------------------------------
Total Korea
  Common Stocks                                                               7,353,460
=======================================================================================
LUXEMBOURG - 1.13%
METALS & MINING - 1.13%

Arcelor*                                            437,800                  4,437,701
---------------------------------------------------------------------------------------
SPAIN - 1.87%
ELECTRIC UTILITIES - 1.87%

Iberdrola S.A.                                      564,100                  7,300,664
---------------------------------------------------------------------------------------
SWITZERLAND - 2.96%
PHARMACEUTICALS - 2.96%

Novartis AG                                         292,750                  11,553,311
---------------------------------------------------------------------------------------
TAIWAN - 2.19%
BANKS - 0.50%

Chinatrust Financial
  Holding Co. Ltd.*                               2,770,000                   1,946,229
---------------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT &
   INSTRUMENTS - 1.69%

Hon Hai Precision
  Industry Co. Ltd.                               1,984,000                   6,628,506
---------------------------------------------------------------------------------------
Total Taiwan
  Common Stocks                                                               8,574,735
=======================================================================================
THAILAND - 0.51%
CONSTRUCTION MATERIALS - 0.51%

Siam Cement Public
  Co. Ltd.(1)                                       101,400                   1,986,765
---------------------------------------------------------------------------------------

COMMON STOCKS
SECURITY DESCRIPTION                                SHARES                   VALUE
---------------------------------------------------------------------------------------
UNITED KINGDOM - 5.54%
BANKS - 3.56%

Royal Bank of Scotland
  Group PLC                                         738,200                 $13,908,576
---------------------------------------------------------------------------------------
CONSTRUCTION MATERIALS - 0.90%

Hanson PLC                                          714,100                   3,543,019
---------------------------------------------------------------------------------------
FOOD PRODUCTS - 1.08%

Unilever PLC                                        465,500                   4,217,188
---------------------------------------------------------------------------------------
Total United Kingdom
  Common Stocks                                                              21,668,783
=======================================================================================
UNITED STATES - 64.20%
BANKS - 6.41%

Washington Mutual,
  Inc.(1)                                           272,300                   8,569,281
---------------------------------------------------------------------------------------
Wells Fargo & Co.                                   342,600                  16,499,616
---------------------------------------------------------------------------------------
                                                                             25,068,897
=======================================================================================
BEVERAGES - 4.69%

Coca-Cola Co.                                       382,100                  18,325,516
---------------------------------------------------------------------------------------
BIOTECHNOLOGY - 0.58%

Genentech, Inc.*                                    69,100                    2,254,733
---------------------------------------------------------------------------------------
CHEMICALS - 4.05%

Dow Chemical Co.                                    580,000                  15,839,800
---------------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT - 1.27%

Cisco Systems, Inc.*                                473,500                   4,962,280
---------------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS - 2.64%

Dell Computer Corp.*                                167,800                   3,944,978
---------------------------------------------------------------------------------------
IBM Corp.                                           109,300                   6,382,027
---------------------------------------------------------------------------------------
                                                                             10,327,005
=======================================================================================

DIVERSIFIED FINANCIALS - 8.16%

Citigroup, Inc.(1)                                  643,400                  19,076,810
---------------------------------------------------------------------------------------
Countrywide Credit
  Industries, Inc.(1)                                40,300                   1,900,145
---------------------------------------------------------------------------------------
Federal Home Loan
  Mortgage Corp.                                    195,600                  10,934,040
---------------------------------------------------------------------------------------
                                                                             31,910,995
=======================================================================================

ENERGY EQUIPMENT & SERVICES - 0.55%

Baker Hughes, Inc.                                   74,200                   2,154,026
---------------------------------------------------------------------------------------
FOOD & DRUG RETAILING - 1.34%
Walgreen Co.                                        170,000                  $5,229,200
---------------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT &
   SUPPLIES - 1.32%

Medtronic, Inc.                                     123,000                   5,180,760
---------------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS - 4.65%

Procter & Gamble Co.                                203,200                  18,162,016
---------------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES - 3.95%
Minnesota Mining &
  Manufacturing                                     140,300                  15,428,791
---------------------------------------------------------------------------------------
INSURANCE - 0.73%

Hartford Financial
  Services Group, Inc.                               69,800                   2,861,800
---------------------------------------------------------------------------------------
MEDIA - 4.94%

AOL TIME WARNER, INC.*                              714,150                  8,355,555
---------------------------------------------------------------------------------------
Viacom, Inc., Class B*                              270,100                  10,952,555
---------------------------------------------------------------------------------------
                                                                             19,308,110
=======================================================================================
MULTI-LINE RETAIL - 5.25%

Kohl's Corp.*                                        56,100                   3,411,441
---------------------------------------------------------------------------------------
Wal-Mart Stores, Inc.                               347,700                  17,120,748
---------------------------------------------------------------------------------------
                                                                             20,532,189
=======================================================================================
OIL & GAS - 4.52%

Royal Dutch
  Petroleum Co., ADR                                440,300                  17,686,851
---------------------------------------------------------------------------------------
PERSONAL PRODUCTS - 0.50%

Estee Lauder Cos.,
  Inc., Class A                                      68,700                   1,974,438
---------------------------------------------------------------------------------------
PHARMACEUTICALS - 4.76%

Forest Laboratories, Inc.*                           26,900                   2,206,069
---------------------------------------------------------------------------------------
Pfizer, Inc.                                        564,800                  16,390,496
---------------------------------------------------------------------------------------
                                                                             18,596,565
=======================================================================================
SOFTWARE - 3.89%

Microsoft Corp.*                                    347,400                  15,195,276
---------------------------------------------------------------------------------------
Total United States
  Common Stocks                                                             250,999,248
=======================================================================================
Total Common Stocks
  (cost--$456,385,237)                                                      388,343,306
=======================================================================================

REPURCHASE AGREEMENT - 1.00%

PRINCIPAL
AMOUNT                                                        MATURITY    INTEREST
(000)                                                           DATE        RATE       VALUE
-----------------------------------------------------------------------------------------------
$3,904           Repurchase Agreement dated 09/30/02
                 with Societe Generale, collateralized
                 by $3,441,000 U.S. Treasury Notes,
                 7.875% due 11/15/04;
                 (value--$4,078,725); proceeds:
                 $3,904,202 (cost--$3,904,000)                 10/01/02     1.860%   $3,904,000
-----------------------------------------------------------------------------------------------
Total Investments (cost--$460,289,237)--100.33%                                     392,247,306
===============================================================================================
Liabilities in excess of other assets--(0.33)%                                      (1,293,876)
===============================================================================================
Net Assets--100.00%                                                                $390,953,430
===============================================================================================

*    Non-income producing security.

(1)  Security, or portion thereof, was on loan at September 30, 2002.

ADR  American Depository Receipt.

                 See accompanying notes to financial statements

UBS STRATEGY FUND

STATEMENT OF ASSETS AND LIABILITIES -- SEPTEMBER 30, 2002

ASSETS

Investment in securities, at value (cost--$460,289,237) *         $392,247,306
------------------------------------------------------------------------------
Investment of cash collateral received for securities loaned,
  at value (cost--$12,850,700)                                      12,850,700
------------------------------------------------------------------------------
Cash                                                                       154
------------------------------------------------------------------------------
Foreign currency, at value (cost--$324,149)                            322,980
------------------------------------------------------------------------------
Dividends and interest receivable                                      702,786
------------------------------------------------------------------------------
Receivable for shares of beneficial interest sold                      217,995
------------------------------------------------------------------------------
Other assets                                                            41,610
------------------------------------------------------------------------------
Total assets                                                       406,383,531
------------------------------------------------------------------------------
LIABILITIES

Payable for cash collateral for securities loaned                   12,850,700
------------------------------------------------------------------------------
Payable for shares of beneficial interest repurchased                1,608,918
------------------------------------------------------------------------------
Payable to affiliates                                                  523,967
------------------------------------------------------------------------------
Payable for investments purchased                                       14,091
------------------------------------------------------------------------------
Accrued expenses and other liabilities                                 432,425
------------------------------------------------------------------------------
Total liabilities                                                   15,430,101
------------------------------------------------------------------------------
NET ASSETS

Beneficial interest--$0.001 par value
  (unlimited amount authorized)                                  1,316,671,591
------------------------------------------------------------------------------
Accumulated net investment loss                                     (1,854,450)
------------------------------------------------------------------------------
Accumulated net realized loss from investment transactions and
  foreign currency transactions                                   (855,829,879)
------------------------------------------------------------------------------
Net unrealized depreciation of investments, other assets and
  liabilities and foreign currency transactions                    (68,033,832)
------------------------------------------------------------------------------
Net assets                                                        $390,953,430
------------------------------------------------------------------------------

*    Includes $12,515,913 of investments in securities on loan, at value.

                 See accompanying notes to financial statements

CLASS A:
Net assets                                                          $  123,031,170
----------------------------------------------------------------------------------
Shares outstanding                                                      30,353,464
----------------------------------------------------------------------------------
Net asset value per share                                           $         4.05
----------------------------------------------------------------------------------
Maximum offering price per share (net asset value plus sales
  charge of 5.50% of offering price)                                $         4.29
----------------------------------------------------------------------------------

CLASS B:
Net assets                                                          $  157,836,073
----------------------------------------------------------------------------------
Shares outstanding                                                      39,810,819
----------------------------------------------------------------------------------
Net asset value and offering price per share                        $         3.96
----------------------------------------------------------------------------------

CLASS C:
Net assets                                                          $  107,048,418
----------------------------------------------------------------------------------
Shares outstanding                                                      26,997,319
----------------------------------------------------------------------------------
Net asset value per share                                           $         3.97
----------------------------------------------------------------------------------
Maximum offering price per share (net asset value plus sales
  charge of 1.00% of offering price)                                $         4.01
----------------------------------------------------------------------------------

CLASS Y:
Net assets                                                          $    3,037,769
----------------------------------------------------------------------------------
Shares outstanding                                                         743,670
----------------------------------------------------------------------------------
Net asset value, offering price and redemption value per share      $         4.08
==================================================================================

                 See accompanying notes to financial statements

UBS STRATEGY FUND

STATEMENT OF OPERATIONS


                                                                  FOR THE
                                                                 YEAR ENDED
                                                           SEPTEMBER 30, 2002
-----------------------------------------------------------------------------
INVESTMENT INCOME:
Dividends (net of foreign withholding tax of $513,470)             $8,179,956
-----------------------------------------------------------------------------
Interest                                                              371,237
-----------------------------------------------------------------------------
                                                                    8,551,193
-----------------------------------------------------------------------------
Expenses:
Investment advisory and administration fees                         4,436,406
-----------------------------------------------------------------------------
Service fees--Class A                                                 458,034
-----------------------------------------------------------------------------
Service and distribution fees--Class B                              2,389,001
-----------------------------------------------------------------------------
Service and distribution fees--Class C                              1,648,869
-----------------------------------------------------------------------------
Transfer agency and related services fees                           1,057,111
-----------------------------------------------------------------------------
Reports and notices to shareholders                                   248,389
-----------------------------------------------------------------------------
Custody and accounting                                                221,565
-----------------------------------------------------------------------------
Professional fees                                                      93,318
-----------------------------------------------------------------------------
Insurance expense                                                      68,466
-----------------------------------------------------------------------------
State registration                                                     53,288
-----------------------------------------------------------------------------
Interest expense                                                       22,035
-----------------------------------------------------------------------------
Trustees' fees                                                         11,264
-----------------------------------------------------------------------------
Other expenses                                                         44,097
-----------------------------------------------------------------------------
                                                                   10,751,843
-----------------------------------------------------------------------------
Net investment loss                                                (2,200,650)
-----------------------------------------------------------------------------
REALIZED AND UNREALIZED GAINS (LOSSES) FROM INVESTMENT ACTIVITIES:
Net realized loss from:
  Investments                                                    (123,439,240)
-----------------------------------------------------------------------------
  Foreign currency transactions                                      (967,369)
-----------------------------------------------------------------------------
Net change in unrealized appreciation/depreciation of:
  Investments                                                     102,802,603
-----------------------------------------------------------------------------
  Other assets and liabilities and foreign currency transactions        8,099
-----------------------------------------------------------------------------
Net realized and unrealized loss from investment activities       (21,595,907)
-----------------------------------------------------------------------------
Net decrease in net assets resulting from operations             $(23,796,557)
=============================================================================

                 See accompanying notes to financial statements

UBS STRATEGY FUND

STATEMENT OF CHANGES IN NET ASSETS

                                                          FOR THE YEARS ENDED SEPTEMBER 30,
                                                          ---------------------------------
                                                                 2002              2001
-------------------------------------------------------------------------------------------
FROM OPERATIONS:
Net investment loss                                      $    (2,200,650)   $   (11,455,682)
-------------------------------------------------------------------------------------------
Net realized loss from:
  Investments                                               (123,439,240)      (517,792,037)
-------------------------------------------------------------------------------------------
  Foreign currency transactions                                 (967,369)              --
-------------------------------------------------------------------------------------------
Net change in unrealized appreciation/depreciation of:
  Investments                                                102,802,603       (142,183,997)
-------------------------------------------------------------------------------------------
  Other assets and liabilities and foreign
    currency transactions                                          8,099               --
-------------------------------------------------------------------------------------------
Net decrease in net assets
  resulting from operations                                  (23,796,557)      (671,431,716)
-------------------------------------------------------------------------------------------
FROM BENEFICIAL INTEREST TRANSACTIONS:
Net proceeds from the sale of shares                          32,358,269        165,852,763
-------------------------------------------------------------------------------------------
Cost of shares repurchased                                  (240,820,602)      (417,979,623)
-------------------------------------------------------------------------------------------
Net decrease in net assets from
  beneficial interest transactions                          (208,462,333)      (252,126,860)
-------------------------------------------------------------------------------------------
Net decrease in net assets                                  (232,258,890)      (923,558,576)
-------------------------------------------------------------------------------------------
NET ASSETS:
Beginning of year                                            623,212,320      1,546,770,896
-------------------------------------------------------------------------------------------
End of year                                              $   390,953,430    $   623,212,320
===========================================================================================

                 See accompanying notes to financial statements

UBS STRATEGY FUND

NOTES TO FINANCIAL STATEMENTS

ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

UBS Strategy Fund (the "Fund") is a diversified series of UBS Managed Investments Trust (the "Trust"). The Trust was organized as a Massachusetts business trust and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund's investment objective is to seek long-term capital appreciation.

Currently, the Fund offers Class A, Class B, Class C and Class Y shares. Each class represents interests in the same assets of the Fund and the classes are identical except for differences in their sales charge structures, ongoing service and distribution charges and certain transfer agency and related services expenses. In addition, Class B shares and all corresponding reinvested dividend shares automatically convert to Class A shares within a certain number of years after issuance, which varies depending upon the amount invested. All classes of shares have equal voting privileges except that Class A, Class B and Class C shares have exclusive voting rights with respect to their respective service and/or distribution plans. Class Y shares have no service or distribution plan.

The preparation of financial statements in accordance with accounting principles generally accepted in the United States requires Fund management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies:

VALUATION OF INVESTMENTS--The Fund calculates its net asset values based on the current market value for its portfolio's securities. The Fund normally obtains market values for its securities from independent pricing sources. Independent pricing sources may use reported last sale prices, current market quotations or valuations from computerized "matrix" systems that derive values based on comparable securities. Securities traded in the over-the-counter ("OTC") market and listed on The Nasdaq Stock Market, Inc. ("Nasdaq") normally are valued at the last sale price on Nasdaq prior to valuation. Other OTC securities are valued at the last bid price available prior to valuation. Securities which are listed on U.S. and foreign stock exchanges normally are valued at the last sale price on the day the securities are valued or, lacking any sales on such day, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market by UBS Global Asset Management (US) Inc. ("UBS Global AM"), the investment advisor, administrator and principal underwriter of the Fund. UBS Global AM is an indirect wholly owned asset management subsidiary of UBS AG, an internationally diversified organization with headquarters in Zurich, Switzerland and operations in many areas of the financial services industry. If a market value is not available from an independent pricing source for a particular security, that security is val-ued at fair value as determined in good faith by or under the direction of the Trust's Board of Trustees (the "Board"). The amortized cost method of valuation, which approximates market value, generally is used to value short-term debt instruments with sixty days or less remaining to maturity, unless the Board determines that this does not represent fair value. All investments quoted in foreign currencies will be valued daily in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the time such valuation is determined by the Fund's custodian.

Foreign currency exchange rates are generally determined prior to the close of the New York Stock Exchange ("NYSE"). Occasionally, events affecting the value of foreign investments and such exchange rates occur between the time at which they are determined and the close of the NYSE, which will not be reflected in the computation of the Fund's net asset value. If events materially affecting the value of such securities or foreign currency exchange rates occur during such time periods, the securities will be valued at their fair value as determined in good faith by or under the direction of the Board.

REPURCHASE AGREEMENTS--The Fund's custodian takes possession of the collateral pledged for investments in repurchase agreements. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value, including accrued interest, is at least equal to the repurchase price. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. The Fund occasionally participates in joint repurchase agreement transactions with other funds managed, advised or sub-advised by UBS Global AM.

INVESTMENT TRANSACTIONS AND INVESTMENT INCOME--Investment transactions are recorded on the trade date. Realized gains and losses from investment transactions are calculated using the identified cost method. Interest income is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date. Discounts are accreted and premiums are amortized as adjustments to interest income and the identified cost of investments.

Income, expenses (excluding class specific expenses) and realized/unrealized gains/losses are allocated proportionately to each class of shares based upon the relative net asset value of outstanding shares (or the value of dividend-eligible shares, as appropriate) of each class at the beginning of the day (after adjusting for current capital share activity of the respective classes). Class-specific expenses are charged directly to the applicable class of shares.

FOREIGN CURRENCY TRANSLATION--The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows: (1) the foreign currency market value of investment securities and other assets and liabilities stated in foreign currencies are translated at the exchange rates prevailing at the end of the period; and (2) purchases, sales, income and expenses are translated at the rate of exchange prevailing on the respective dates of such transactions. The resulting exchange gains and losses are included in the Statement of Operations.

The Fund does not generally isolate the effects of fluctuations in foreign exchange rates from the effects of fluctuations in the market prices of foreign securities. However, the Fund does isolate the effect of fluctuations in foreign exchange rates when determining the realized gain or loss upon the sale or maturity of foreign currency-denominated debt obligations pursuant to U.S. federal income tax regulations; such amount is categorized as foreign exchange gain or loss for both financial reporting and income tax purposes. Net realized foreign currency gain (loss) is treated as ordinary income (loss) for income tax reporting purposes.

FINANCIAL FUTURES CONTRACTS--Upon entering into a financial futures contract, the Fund is required to deposit in a segregated account with its custodian, in the name of the futures broker through which the transaction was effected, an amount of cash and/or U.S. securities equal to a certain percentage of the contract amount. This amount is known as the "initial margin." Subsequent payments, known as "variation margin", are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying financial futures contracts. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain or loss until the financial futures contract is closed, at which time the net gain or loss is reclassified to realized. Variation margin calls could be substantial in the event of adverse price movements.

Using financial futures contracts involves various market risks. If the Fund were unable to liquidate a financial futures position due to the absence of a liquid secondary market or the imposition of price limits, it could incur substantial losses. The Fund would continue to be subject to market risk with respect to the position. In addition, the Fund would continue to be required to make variation margin payments and might be required to maintain the position being hedged or to maintain cash or securities in a segregated account. Furthermore, certain characteristics of the financial futures market might increase the risk that movements in the prices of financial futures contracts might not correlate perfectly with movements in the prices of the investments being hedged, including temporary price distortions.

There were no outstanding financial futures contracts at September 30, 2002.

SHORT SALES "AGAINST THE BOX"--The Fund may engage in short sales of securities it owns (short sales "against the box"). To make delivery to the purchaser in a short sale, the executing broker borrows the securities being sold short on behalf of the Fund, and the Fund is obligated to replace the securities borrowed at a date in the future. When the Fund sells short, it establishes a margin account with the broker effecting the short sale, and deposits collateral with the broker. In addition, the Fund maintains with its custodian, in a segregated account, the securities that could be used to cover the short sale. The Fund will incur transaction costs, including expense, in connection with the opening, maintaining and closing of short sales against the box.

The Fund might make a short sale "against the box" in order to hedge against market risks when UBS Global AM believes that the price of a security may decline, thereby causing a decline in the value of a security owned by the Fund. In such case, any loss in the Fund's long position during the short sale should be reduced by a corresponding gain in the short position. Conversely, any gain in the long position during the short sale should be reduced by a corresponding loss in the short position. The extent to which gains or losses in the long position are reduced will depend upon the amount of the securities sold short relative to the amount of securities the Fund owns either directly or indirectly.

There were no outstanding short sales against the box at September 30, 2002.

DIVIDENDS AND DISTRIBUTIONS--Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions is determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

CONCENTRATION OF RISK

Investing in securities of foreign issuers and currency transactions may involve certain considerations and risks not typically associated with investments in the United States. These risks include revaluation of currencies, adverse fluctuations in foreign currency values and possible adverse political, social and economic developments, including those particular to a specific industry, country or region, which could cause the securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies and U.S. government securities.

INVESTMENT ADVISOR AND ADMINISTRATOR

The Board has approved an Investment Advisory and Administration Contract ("Advisory Contract") with UBS Global AM, under which UBS Global AM serves as investment advisor and administrator of the Fund. In accordance with the Advisory Contract, the Fund pays UBS Global AM an investment advisory and administration fee, which is accrued daily and paid monthly, at an annual rate of 0.75% of the Fund's average daily net assets. At September 30, 2002, the Fund owed UBS Global AM $260,558 in investment advisory and administration fees.

For the year ended September 30, 2002, the Fund did not pay any brokerage commissions to UBS PaineWebber Inc. ("UBS PaineWebber(SM)*"), which is an indirect wholly owned subsidiary of UBS AG, or any other affiliated broker-dealer for transactions executed on behalf of the Fund.

DISTRIBUTION PLANS

UBS Global AM is the principal underwriter of the Fund's shares. Under separate plans of service and/or distribution pertaining to Class A, Class B and Class C shares, the Fund pays UBS Global AM monthly service fees at the annual rate of 0.25% of the average daily net assets of Class A, Class B and Class C shares and monthly distribution fees at the annual rate of 0.75% of the average daily net assets of Class B and Class C shares. At September 30, 2002, the Fund owed UBS Global AM $262,965 in service and distribution fees.

UBS Global AM also receives the proceeds of the initial sales charges paid by shareholders upon the purchase of Class A and Class C shares and the contingent deferred sales charges paid by shareholders upon certain redemptions of Class A, Class B and Class C shares. UBS Global AM has informed the Fund that for the year ended September 30, 2002, it earned $1,822,759 in sales charges.

TRANSFER AGENCY AND RELATED SERVICES FEES

UBS PaineWebber provides transfer agency and related services to the Fund pursuant to a delegation of authority from PFPC, Inc. ("PFPC"), the Fund's transfer agent, and is compensated for these services by PFPC, not the Fund. For the year ended September 30, 2002, UBS PaineWebber received from PFPC, not the Fund, approximately 51% of the total transfer agency and related services fees collected by PFPC from the Fund.

SECURITIES LENDING

The Fund may lend securities up to 33 1/3% of its total assets to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, cash equivalents or U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. The Fund will regain record ownership of loaned securities to exercise certain beneficial rights; however, the Fund may bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower fail financially. The Fund receives compensation, which is included in interest income, for lending its securities from interest or dividends earned on the cash, cash equivalents or U.S. government securities held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees. UBS PaineWebber and other affiliated broker-dealers have been approved as borrowers under the Fund's securities lending program.
-------------------
* UBS PaineWebber is a service mark of UBS AG.

For the year ended September 30, 2002, the Fund earned $353,363 for lending its securities, and UBS PaineWebber earned $118,577 in compensation as the Fund's lending agent. At September 30, 2002, the Fund owed UBS PaineWebber $444 in compensation as securities lending agent.

At September 30, 2002, the Fund invested cash collateral received in the following money market funds:

NUMBER OF
  SHARES                                                                                       VALUE
--------------------------------------------------------------------------------------------------------
    60,450  AIM Liquid Assets Portfolio                                                     $    60,450
--------------------------------------------------------------------------------------------------------
    40,364  BlackRock Provident Institutional TempFund                                           40,364
--------------------------------------------------------------------------------------------------------
    14,727  Dreyfus Cash Management Fund                                                         14,727
--------------------------------------------------------------------------------------------------------
   104,310  Federated Treasury Obligation Fund                                                  104,310
--------------------------------------------------------------------------------------------------------
12,630,849  UBS Private Money Market Fund LLC                                                12,630,849
--------------------------------------------------------------------------------------------------------
            Total investments of cash collateral received for securities loaned
              (cost--$12,850,700)                                                           $12,850,700
========================================================================================================

BANK LINE OF CREDIT

The Fund participates with other funds managed, advised or sub-advised by UBS Global AM in a $300 million committed credit facility ("Facility") with UBS AG, Stamford Branch, to be utilized for temporary financing until the settlement of sales or purchases of portfolio securities, the repurchase or redemption of shares of the Fund at the request of the shareholders and other temporary or emergency purposes. Under the Facility arrangement, the Fund has agreed to pay a commitment fee, pro rata, based on the relative asset size of the funds in the Facility. Interest is charged to the Fund at rates based on prevailing market rates in effect at the time of borrowings. For the year ended September 30, 2002, the Fund had an average daily amount of borrowing outstanding under the Facility of $4,848,844 for 77 days with a related weighted average annualized interest rate of 2.13%. For the year ended September 30, 2002, the Fund paid a commitment fee of $7,417 to UBS AG.

FEDERAL TAX STATUS

For federal income tax purposes, the components of net unrealized depreciation of investments were as follows:

Gross appreciation (investments having an excess of value over cost)            $  1,400,134
---------------------------------------------------------------------------------------------
Gross depreciation (investments having an excess of cost over value)             (77,421,752)
=============================================================================================
Net unrealized depreciation of investments                                      $(76,021,618)
=============================================================================================

For the year ended September 30, 2002, aggregate purchases and sales of portfolio securities, excluding short-term securities, were $1,257,235,096 and $1,466,620,469, respectively.

The Fund intends to distribute substantially all of its taxable income and to comply with the other requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is required. In addition, by distributing during each calendar year, substantially all of its net investment income, capital gains and certain other amounts, if any, the Fund intends not to be subject to a federal excise tax.

At September 30, 2002, the components of accumulated earnings (deficit) on a tax basis were as follows:

Accumulated realized capital and other losses                   $(848,817,561)
--------------------------------------------------------------------------------
Unrealized depreciation of investments                            (76,013,519)
--------------------------------------------------------------------------------
Total accumulated deficit                                       $(924,831,080)
================================================================================

The differences between book-basis and tax-basis unrealized depreciation of investments is attributable primarily to the tax deferral of losses on wash sales.

At September 30, 2002, the Fund had a net capital loss carryforward of $636,845,232, available as a reduction, to the extent provided in the regulations, of future net realized capital gains. These losses will expire as follows: $104,630,955 by September 30, 2008, $143,090,067 by September 30, 2009,
and $389,124,210 by September 30, 2010. To the extent that such losses are used to offset future capital gains, it is probable that the gains so offset will not be distributed. Also, in accordance with U.S. Treasury regulations, the Fund has elected to defer $211,004,960 of net realized capital losses and $967,369 of foreign currency losses arising after October 31, 2001. Such losses are treated for tax purposes as arising on October 1, 2002.

To reflect reclassifications arising from permanent "book/tax" differences for the year ended September 30, 2002, accumulated net investment loss was decreased by $1,233,281, accumulated net realized loss was decreased by $967,369 and beneficial interest was decreased by $2,200,650.

                     (This page intentionally left blank).

BENEFICIAL INTEREST

There is an unlimited amount of $0.001 par value shares of beneficial interest authorized. Transactions in shares of beneficial interest were as follows:

                                    CLASS A                    CLASS B
                         --------------------------- ---------------------------
YEAR ENDED
SEPTEMBER 30, 2002:          SHARES         AMOUNT      SHARES          AMOUNT
--------------------------------------------------------------------------------
Shares sold                2,428,088  $  12,520,522    2,328,134  $  11,778,365
--------------------------------------------------------------------------------
Shares repurchased       (14,980,743)   (75,914,979) (18,450,231)   (91,560,982)
--------------------------------------------------------------------------------
Shares converted from
  Class B to Class A          51,142        265,992      (52,024)      (265,992)
--------------------------------------------------------------------------------
Net decrease             (12,501,513) $ (63,128,465) (16,174,121) $ (80,048,609)
================================================================================

YEAR ENDED
SEPTEMBER 30, 2001:
--------------------------------------------------------------------------------
Shares sold               11,188,793  $  76,770,522    6,538,061  $  43,746,547
--------------------------------------------------------------------------------
Shares repurchased       (21,962,418)  (146,690,990) (21,937,451)  (143,805,246)
--------------------------------------------------------------------------------
Shares converted from
  Class B to Class A          17,955        116,608      (18,215)      (116,608)
--------------------------------------------------------------------------------
Net decrease             (10,755,670) $ (69,803,860) (15,417,605) $(100,175,307)
================================================================================

                                     CLASS C                    CLASS Y
                          ------------------------------------------------------
YEAR ENDED
SEPTEMBER 30, 2002:          SHARES         AMOUNT       SHARES         AMOUNT
--------------------------------------------------------------------------------
Shares sold                 1,494,244   $   7,591,411      96,867  $    467,971
--------------------------------------------------------------------------------
Shares repurchased        (14,332,399)    (71,398,658)   (384,154)   (1,945,983)
--------------------------------------------------------------------------------
Shares converted from
  Class B to Class A               --              --          --            --
--------------------------------------------------------------------------------
Net decrease              (12,838,155)  $ (63,807,247)   (287,287) $ (1,478,012)
================================================================================

YEAR ENDED
SEPTEMBER 30, 2001:
--------------------------------------------------------------------------------
Shares sold                 6,411,781   $  43,199,919     320,816  $  2,135,775
--------------------------------------------------------------------------------
Shares repurchased        (17,463,981)   (112,377,400) (2,187,323)  (15,105,987)
--------------------------------------------------------------------------------
Shares converted from
  Class B to Class A               --              --          --            --
--------------------------------------------------------------------------------
Net decrease              (11,052,200)  $ (69,177,481) (1,866,507) $(12,970,212)
================================================================================

UBS STRATEGY FUND

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

                                                                   CLASS A
                                                    ------------------------------------
                                                                          FOR THE PERIOD
                                                                            DECEMBER 2,
                                                    FOR THE YEARS ENDED        1999+
                                                        SEPTEMBER 30,         THROUGH
                                                    --------------------   SEPTEMBER 30,
                                                     2002         2001         2000
-------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                     $4.50       $8.69        $10.00
-------------------------------------------------------------------------------------------
Net investment income (loss)                              0.01@      (0.04)@       (0.06)
-------------------------------------------------------------------------------------------
Net realized and unrealized losses from investment
activities and foreign currency transactions             (0.46)@     (4.15)@       (1.25)
-------------------------------------------------------------------------------------------
Net decrease from investment operations                  (0.45)      (4.19)        (1.31)
-------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                           $4.05       $4.50         $8.69
-------------------------------------------------------------------------------------------
TOTAL INVESTMENT RETURN(1)                              (10.00)%    (48.22)%      (13.10)%
-------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
-------------------------------------------------------------------------------------------
Net assets, end of period (000's)                     $123,031    $193,023      $465,776
-------------------------------------------------------------------------------------------
Expenses to average net assets, net of
  waivers from advisor(2)                                 1.28%       1.19%         1.16%*
-------------------------------------------------------------------------------------------
Net investment income (loss) to average
  net assets, net of waivers from advisor(2)              0.17%      (0.59)%       (0.63)%*
-------------------------------------------------------------------------------------------
Portfolio turnover                                         216%        244%          121%
===========================================================================================

                                                                     CLASS B
                                                    ----------------------------------------
                                                                           FOR THE PERIOD
                                                                             DECEMBER 2,
                                                    FOR THE YEARS ENDED         1999+
                                                        SEPTEMBER 30,          THROUGH
                                                    -------------------     SEPTEMBER 30,
                                                     2002          2001         2000
--------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                    $4.44         $8.63        $10.00
--------------------------------------------------------------------------------------------
Net investment income (loss)                            (0.03)@       (0.09)@       (0.12)
--------------------------------------------------------------------------------------------
Net realized and unrealized losses from investment
activities and foreign currency transactions            (0.45)@       (4.10)@       (1.25)
--------------------------------------------------------------------------------------------
Net decrease from investment operations                 (0.48)        (4.19)        (1.37)
--------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                          $3.96         $4.44         $8.63
--------------------------------------------------------------------------------------------
TOTAL INVESTMENT RETURN(1)                             (10.81)%      (48.55)%      (13.70)%
--------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
--------------------------------------------------------------------------------------------
Net assets, end of period (000's)                    $157,836      $248,609      $616,435
--------------------------------------------------------------------------------------------
Expenses to average net assets, net of
  waivers from advisor(2)                                2.07%         1.97%         1.93%*
--------------------------------------------------------------------------------------------
Net investment income (loss) to average
  net assets, net of waivers from advisor(2)            (0.63)%       (1.37)%       (1.41)%*
--------------------------------------------------------------------------------------------
Portfolio turnover                                        216%          244%          121%
============================================================================================

+    Commencement of operations.

*    Annualized.

@    Calculated using the average monthly shares outstanding for the year.

(1) Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and distributions at net asset value on the ex-dividend dates, and a sale at net asset value on the last day of each period reported. The figures do not include any applicable sales charges or program fees; results would be lower if they were included. Total investment return for periods of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(2) For the year ended September 30, 2001 and for the period December 2, 1999 through September 30, 2000, UBS Global AM waived a portion of its advisory and administration fees. The ratios excluding the waiver are the same since the fee waiver represents less than 0.005%.

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

                                                                   CLASS C
                                                     -------------------------------------
                                                                            FOR THE PERIOD
                                                                              DECEMBER 2,
                                                      FOR THE YEARS ENDED        1999+
                                                          SEPTEMBER 30,         THROUGH
                                                     ---------------------   SEPTEMBER 30,
                                                       2002         2001         2000
------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                    $4.44       $8.63        $10.00
------------------------------------------------------------------------------------------
Net investment income (loss)                            (0.03)@     (0.09)@       (0.12)
------------------------------------------------------------------------------------------
Net realized and unrealized losses from investment
  activities and foreign currency transactions          (0.44)@     (4.10)@       (1.25)
------------------------------------------------------------------------------------------
Net decrease from investment operations                 (0.47)      (4.19)        (1.37)
------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                          $3.97       $4.44         $8.63
------------------------------------------------------------------------------------------
TOTAL INVESTMENT RETURN(1)                             (10.59)%    (48.55)%      (13.70)%
------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
------------------------------------------------------------------------------------------
Net assets, end of period (000's)                    $107,048    $176,913      $439,329
------------------------------------------------------------------------------------------
Expenses to average net assets, net of
  waivers from advisor(2)                                2.07%       1.97%         1.93%*
------------------------------------------------------------------------------------------
Net investment income (loss) to average
  net assets, net of waivers from advisor(2)            (0.63)%     (1.37)%       (1.41)%*
------------------------------------------------------------------------------------------
Portfolio turnover                                        216%        244%          121%
==========================================================================================

                                                                   CLASS Y
                                                     -------------------------------------
                                                                            FOR THE PERIOD
                                                                              DECEMBER 2,
                                                     FOR THE YEARS ENDED         1999+
                                                         SEPTEMBER 30,          THROUGH
                                                     --------------------    SEPTEMBER 30,
                                                      2002          2001         2000
------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                  $4.53         $8.71        $10.00
------------------------------------------------------------------------------------------
Net investment income (loss)                           0.02@        (0.02)@       (0.03)
------------------------------------------------------------------------------------------
Net realized and unrealized losses from investment
  activities and foreign currency transactions        (0.47)@       (4.16)@       (1.26)
------------------------------------------------------------------------------------------
Net decrease from investment operations               (0.45)        (4.18)        (1.29)
------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                        $4.08         $4.53         $8.71
------------------------------------------------------------------------------------------
TOTAL INVESTMENT RETURN(1)                            (9.93)%      (47.99)%      (12.90)%
------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
------------------------------------------------------------------------------------------
Net assets, end of period (000's)                    $3,038        $4,668       $25,231
------------------------------------------------------------------------------------------
Expenses to average net assets, net of
  waivers from advisor(2)                              1.03%         0.93%         0.89%*
------------------------------------------------------------------------------------------
Net investment income (loss) to average
  net assets, net of waivers from advisor(2)           0.41%        (0.35)%       (0.37)%*
------------------------------------------------------------------------------------------
Portfolio turnover                                      216%          244%          121%
==========================================================================================

+    Commencement of operations.

*    Annualized.

@    Calculated using the average monthly shares outstanding for the year.

(1) Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and distributions at net asset value on the ex-dividend dates, and a sale at net asset value on the last day of each period reported. The figures do not include any applicable sales charges or program fees; results would be lower if they were included. Total investment return for periods of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(2) For the year ended September 30, 2001 and for the period December 2, 1999 through September 30, 2000, UBS Global AM waived a portion of its advisory and administration fees. The ratios excluding the waiver are the same since the fee waiver represents less than 0.005%.

UBS Strategy Fund

Report of Ernst & Young LLP, Independent Auditors

To the Shareholders and Trustees of
UBS Strategy Fund

We have audited the accompanying statement of assets and liabilities of UBS Strategy Fund (a series comprising UBS Managed Investments Trust), including the portfolio of investments as of September 30, 2002, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We have conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of September 30, 2002, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of UBS Strategy Fund at September 30, 2002, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the indicated periods, in conformity with accounting principles generally accepted in the United States.


                                                               ERNST & YOUNG LLP




New York, New York
November 8, 2002

                      (This page intentionally left blank)

UBS STRATEGY FUND
SUPPLEMENTAL INFORMATION (UNAUDITED)

BOARD OF TRUSTEES & OFFICERS

The Trust is governed by a Board of Trustees which oversees the Fund's operations. Each Trustee serves until the next annual meeting of shareholders or until his or her successor is elected and qualified. Officers are appointed by the Trustees and serve at the pleasure of the Board. The table below shows, for each Trustee and Officer, his or her name, address and age, the position held with the Trust, the length of time served as a Trustee and Officer of the Trust, the Trustee's or Officer's principal occupations during the last five years, the number of funds in the UBS fund complex overseen by the Trustee or for which a person served as an Officer, and other directorships held by the Trustee.

The Trust's Statement of Additional Information contains additional information about the Trustees and Officers and is available, without charge, upon request, by calling 1-800-647 1568.

INTERESTED TRUSTEES

                                                                     TERM OF
                                                                   OFFICE+ AND
                                             POSITION(S)            LENGTH OF
        NAME, ADDRESS,                        HELD WITH               TIME                       PRINCIPAL OCCUPATION(S)
           AND AGE                              TRUST                SERVED                       DURING PAST 5 YEARS
-----------------------------------------------------------------------------------------------------------------------------------
Margo N. Alexander*++;                    Trustee                  Since 1996               Mrs. Alexander is an executive vice
55                                                                                          president of UBS PaineWebber (since
                                                                                            March 1984). She was chief executive
                                                                                            officer of UBS Global AM from January
                                                                                            1995 to October 2000, a director (from
                                                                                            January 1995 to September 2001) and
                                                                                            chairman (from March 1999 to September
                                                                                            2001).
E. Garrett Bewkes, Jr.**++;               Trustee and              Since 1984               Mr. Bewkes serves as a consultant to
75                                        Chairman of                                       UBS PaineWebber (since May 1999).
                                          the Board of                                      Prior to November 2000, he was a
                                          Trustees                                          Trustee of Paine Webber Group Inc.
                                                                                            ("PW Group," formerly the holding
                                                                                            company of UBS PaineWebber and
                                                                                            UBS Global AM) and prior to 1996, he
                                                                                            was a consultant to PW Group. Prior
                                                                                            to 1988, he was chairman of the
                                                                                            board, president and chief executive
                                                                                            officer of American Bakeries Company.


                                                   TERM OF
                                                 OFFICE+ AND
                                  POSITION(S)     LENGTH OF                  NUMBER OF
       NAME, ADDRESS,              HELD WITH        TIME             PORTFOLIOS IN FUND COMPLEX              OTHER DIRECTORSHIPS
         AND AGE                     TRUST         SERVED              OVERSEEN BY TRUSTEE                    HELD BY TRUSTEE
-----------------------------------------------------------------------------------------------------------------------------------
Margo N. Alexander*++;         Trustee           Since 1996   Mrs. Alexander is a director or trustee      None
55                                                            of 22 investment companies (consisting
                                                              of 43 portfolios) for which UBS Global
                                                              AM, UBS PaineWebber or one of their
                                                              affiliates serves as investment advisor,
                                                              sub-advisor or manager.

E. Garrett Bewkes, Jr.**++;                                   Mr. Bewkes is a director or trustee of       Mr. Bewkes is also a
75                             Trustee and       Since 1984   35 investment companies (consisting of       director of Interstate
                               Chairman of                    56 portfolios) for which UBS Global AM,      Bakeries Corporation.
                               the Board of                   UBS PaineWebber or one of their affiliates
                               Trustees                       serves as investment advisor, sub-advisor
                                                              or manager.

INDEPENDENT TRUSTEES

                                                    TERM OF
                                                  OFFICE+ AND
                                 POSITION(S)       LENGTH OF
     NAME, ADDRESS,              HELD WITH           TIME                                PRINCIPAL OCCUPATION(S)
        AND AGE                    TRUST            SERVED                                DURING PAST 5 YEARS
-------------------------------------------------------------------------------------------------------------------------------
Richard Q. Armstrong; 67         Trustee          Since 1996                          Mr. Armstrong is chairman and
R.Q.A. Enterprises                                                                    principal of R.Q.A. Enterprises
One Old Church Road--                                                                 (management consulting firm)
Unit # 6                                                                              (since April 1991 and principal
Greenwich, CT  06830                                                                  occupation since March 1995).
                                                                                      Mr. Armstrong was chairman of the
                                                                                      board, chief executive officer and
                                                                                      co-owner of Adirondack Beverages
                                                                                      (producer and distributor of soft
                                                                                      drinks and sparkling/still waters)
                                                                                      (October 1993-March 1995). He
                                                                                      was a partner of The New England
                                                                                      Consulting Group (management
                                                                                      consulting firm) (December 1992-
                                                                                      September 1993).  He was managing
                                                                                      director of LVMH U.S. Corporation
                                                                                      (U.S. subsidiary of the French luxury
                                                                                      goods conglomerate, Louis Vuitton
                                                                                      Moet Hennessey Corporation)
                                                                                      (1987-1991) and chairman of its
                                                                                      wine and spirits subsidiary,
                                                                                      Schieffelin & Somerset Company
                                                                                      (1987-1991).

David J. Beaubien; 68            Trustee          Since 2001                          Mr. Beaubien is chairman of
101 Industrial Road                                                                   Yankee Environmental Systems, Inc.,
Turners Falls, MA 01376                                                               a manufacturer of meteorological
                                                                                      measuring systems. Prior to
                                                                                      January 1991, he was senior vice
                                                                                      president of EG&G, Inc., a company
                                                                                      which makes and provides a variety
                                                                                      of scientific and technically oriented
                                                                                      products and services. From 1985 to
                                                                                      January 1995, Mr. Beaubien served
                                                                                      as a director or trustee on the boards
                                                                                      of the Kidder, Peabody & Co.
                                                                                      Incorporated mutual funds.

                                        TERM OF
                                      OFFICE+ AND
                          POSITION(S)  LENGTH OF                  NUMBER OF
     NAME, ADDRESS,       HELD WITH      TIME             PORTFOLIOS IN FUND COMPLEX                  OTHER DIRECTORSHIPS
       AND AGE               TRUST      SERVED               OVERSEEN BY TRUSTEE                        HELD BY TRUSTEES
-----------------------------------------------------------------------------------------------------------------------------------
Richard Q. Armstrong; 67  Trustee     Since 1996     Mr. Armstrong is a director or trustee    Mr. Armstrong is also a director of
R.Q.A. Enterprises                                   of 22 investment companies (consisting    AlFresh Beverages Canada, Inc.
One Old Church Road--                                of 43 portfolios) for which UBS Global    (a Canadian Beverage subsidiary of
Unit # 6                                             AM, UBS PaineWebber or one of their       AlFresh Foods Inc.) (since October
Greenwich, CT  06830                                 affiliates serves as investment advisor,  2000).
                                                     sub-advisor or manager.








David J. Beaubien; 68     Trustee     Since 2001     Mr. Beaubien is a director or trustee     Mr. Beaubien is also a director of
101 Industrial Road                                  of 22 investment companies (consisting    IEC Electronics, Inc., a
Turners Falls, MA 01376                              of 43 portfolios) for which UBS Global    manufacturer of electronic
                                                     AM, UBS PaineWebber or one of their       assemblies.
                                                     affiliates serves as investment
                                                     advisor, sub-advisor or manager.

                                                                   TERM OF
                                                                   OFFICE+ AND
                                          POSITION(S)              LENGTH OF
NAME, ADDRESS,                            HELD WITH                TIME                    PRINCIPAL OCCUPATION(S)
AND AGE                                   TRUST                    SERVED                  DURING PAST 5 YEARS
-----------------------------------------------------------------------------------------------------------------------------------
Richard R. Burt; 55                       Trustee                  Since 1996              Mr. Burt is chairman of Diligence LLC
1275 Pennsylvania Ave., N.W.                                                               (international information and
Washington, D.C.  20004                                                                    security firm) and IEP Advisors
                                                                                           (international investments and
                                                                                           consulting firm). He was the chief
                                                                                           negotiator in the Strategic Arms
                                                                                           Reduction Talks with the former
                                                                                           Soviet Union (1989-1991) and the
                                                                                           U.S. Ambassador to the Federal
                                                                                           Republic of Germany (1985-1989).
                                                                                           From 1991-1994, he served as a
                                                                                           partner of McKinsey & Company
                                                                                           (management consulting firm).

Meyer Feldberg; 60                        Trustee                  Since 1990              Mr. Feldberg is Dean and Professor
Columbia University                                                                        of Management of the Graduate
101 Uris Hall                                                                              School of Business, Columbia
New York, New York                                                                         University. Prior to 1989, he was
10027                                                                                      president of the Illinois Institute
                                                                                           of Technology.


George W. Gowen; 73                       Trustee                  Since 1984              Mr. Gowen is a partner in the law
666 Third Avenue                                                                           firm of Dunnington, Bartholow &
New York, New York                                                                         Miller. Prior to May 1994, he was
10017                                                                                      a partner in the law firm of
                                                                                           Fryer, Ross & Gowen.

William W. Hewitt, Jr.***; 74             Trustee                  Since 2001              Mr. Hewitt is retired. From 1990
c/o UBS Global Asset                                                                       to January 1995, Mr. Hewitt served
Management (US) Inc.                                                                       as a director or trustee on the boards
51 West 52nd Street                                                                        of the Kidder, Peabody & Co.
New York, New York                                                                         Incorporated mutual funds. From
10019-6114                                                                                 1986-1988, he was an executive
                                                                                           vice president and director of mutual
                                                                                           funds, insurance and trust services
                                                                                           of Shearson Lehman Brothers Inc.
                                                                                           From 1976-1986, he was president of
                                                                                           Merrill Lynch Funds Distributor, Inc.

                                              TERM OF
                                              OFFICE+ AND
                                POSITION(S)   LENGTH OF                 NUMBER OF
NAME, ADDRESS,                  HELD WITH     TIME               PORTFOLIOS IN FUND COMPLEX               OTHER DIRECTORSHIPS
AND AGE                         TRUST         SERVED               OVERSEEN BY TRUSTEE                     HELD BY TRUSTEES
-----------------------------------------------------------------------------------------------------------------------------------
Richard R. Burt; 55             Trustee       Since 1996   Mr. Burt is a director or                 Mr. Burt is also a director of
1275 Pennsylvania Ave., N.W.                               trustee of 22 investment companies        Hollinger International, Inc.
Washington, D.C.  20004                                    (consisting of 43 portfolios) for         (publishing), The Central
                                                           which UBS Global AM, UBS PaineWebber      European Fund, Inc., The
                                                           investment advisor, or one of their       Germany Fund, Inc., IGT, Inc.
                                                           affiliates serves as sub-advisor          (provides technology to gaming
                                                           or manager.                               and wagering industry) (since
                                                                                                     July 1999) and chairman of
                                                                                                     Weirton Steel Corp. (makes and
                                                                                                     finishes steel products)
                                                                                                     (since April 1996). He is also
                                                                                                     a director or trustee of funds
                                                                                                     in the Scudder Mutual Funds
                                                                                                     Family (consisting of 47
                                                                                                     portfolios).

Meyer Feldberg; 60              Trustee       Since 1990   Dean Feldberg is a director or            Dean Feldberg is also a
Columbia University                                        trustee of 35 investment companies        director of Primedia Inc.
101 Uris Hall                                              (consisting of 56 portfolios) for         (publishing), Federated
New York, New York                                         which UBS Global AM, UBS PaineWebber      Department Stores, Inc.
10027                                                      or one of their affiliates serves as      (operator of department
                                                           investment advisor, sub-advisor or        stores), Revlon, Inc.
                                                           manager.                                  (cosmetics), Select Medical
                                                                                                     Inc. (healthcare  services)
                                                                                                     and SAPPI, Ltd. (producer of
                                                                                                     paper).

George W. Gowen; 73             Trustee       Since 1984   Mr. Gowen is a director or trustee        None
666 Third Avenue                                           of 35 investment companies (consisting
New York, New York                                         of 56 portfolios) for which UBS Global
10017                                                      AM, UBS PaineWebber or one of their
                                                           affiliates serves as investment
                                                           advisor, sub-advisor or manager.

William W. Hewitt, Jr.***; 74   Trustee       Since 2001   Mr. Hewitt is a director or trustee       Mr. Hewitt is also a director
c/o UBS Global Asset                                       of 22 investment companies (consisting    or trustee of the Guardian Life
Management (US) Inc.                                       of 43 portfolios) for which UBS Global    Insurance Company Mutual Funds
51 West 52nd Street                                        AM, UBS PaineWebber or one of their       (consisting of 19 portfolios.
New York, New York                                         affiliates serves as investment
10019-6114                                                 advisor, sub-advisor or manager.

                                                                   TERM OF
                                                                   OFFICE+ AND
                                          POSITION(S)              LENGTH OF
NAME, ADDRESS,                            HELD WITH                TIME                    PRINCIPAL OCCUPATION(S)
AND AGE                                   TRUST                    SERVED                  DURING PAST 5 YEARS
-----------------------------------------------------------------------------------------------------------------------------------
Morton L. Janklow; 72                     Trustee                  Since 2001              Mr. Janklow is senior partner of
445 Park Avenue                                                                            Janklow & Nesbit Associates, an
New York, New York 10022                                                                   international literary agency
                                                                                           representing leading authors in
                                                                                           their relationships with publishers
                                                                                           and motion picture, television and
                                                                                           multi-media companies, and of
                                                                                           counsel to the law firm of
                                                                                           Janklow & Ashley.

Frederic V. Malek; 65                     Trustee                  Since 1987              Mr. Malek is chairman of Thayer
1455 Pennsylvania                                                                          Capital Partners (merchant bank)
Avenue, N.W. Suite 350                                                                     and chairman of Thayer Hotel
Washington, D.C.  20004                                                                    Investors III, Thayer Hotel Investors II
                                                                                           and Lodging Opportunities Fund
                                                                                           (hotel investment partnerships). From
                                                                                           January 1992 to November 1992,
                                                                                           he was campaign manager of
                                                                                           Bush-Quayle '92.  From 1990 to
                                                                                           1992, he was vice chairman and,
                                                                                           from 1989 to 1990, he was president
                                                                                           of Northwest Airlines Inc. and NWA
                                                                                           Inc. (holding company of Northwest
                                                                                           Airlines Inc.).  Prior to 1989, he was
                                                                                           employed by the Marriott Corporation
                                                                                           (hotels, restaurants, airline catering
                                                                                           and contract feeding), where he most
                                                                                           recently was an executive vice
                                                                                           president and president of Marriott
                                                                                           Hotels and Resorts.

Carl W. Schafer; 66                       Trustee                  Since 1996              Mr. Schafer is president of the
66 Witherspoon Street                                                                      Atlantic Foundation (charitable
#1100                                                                                      foundation). Prior to January 1993,
Princeton, NJ 08542                                                                        he was chairman of the Investment
                                                                                           Advisory Committee of the
                                                                                           Howard Hughes Medical Institute.


                                              TERM OF
                                              OFFICE+ AND
                                POSITION(S)   LENGTH OF                 NUMBER OF
NAME, ADDRESS,                  HELD WITH     TIME               PORTFOLIOS IN FUND COMPLEX               OTHER DIRECTORSHIPS
AND AGE                         TRUST         SERVED               OVERSEEN BY TRUSTEE                     HELD BY TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------
Morton L. Janklow; 72           Trustee       Since 2001   Mr. Janklow is a director or              None
445 Park Avenue                                            trustee of 22 investment companies
New York, New York 10022                                   (consisting of 43 portfolios) for
                                                           which UBS Global AM, UBS PaineWebber
                                                           or one of their affiliates serves as
                                                           investment advisor, sub-advisor
                                                           or manager.

Frederic V. Malek; 65           Trustee       Since 1987   Mr. Malek is a director or trustee        Mr. Malek is also a director
1455 Pennsylvania                                          of 22 investment companies                of Aegis Communications, Inc.
Avenue, N.W. Suite 350                                     (consisting of 43 portfolios) for         (tele-services), American
Washington, D.C.  20004                                    which UBS Global AM, UBS PaineWebber      Management Systems, Inc.
                                                           or one of their affiliates serves as      (management consulting and
                                                           investment advisor, sub-advisor or        computer related services),
                                                           manager.                                  Automatic Data Processing,
                                                                                                     Inc. (computing services),  CB
                                                                                                     Richard Ellis, Inc. (real
                                                                                                     estate services), FPL Group,
                                                                                                     Inc. (electric services),
                                                                                                     Manor Care, Inc. (health care)
                                                                                                     and Northwest Airlines Inc.

Carl W. Schafer; 66              Trustee      Since 1996   Mr. Schafer is a director or              Mr. Schafer is also a director
66 Witherspoon Street                                      trustee of 22 investment companies        of Labor Ready, Inc.
#1100                                                      (consisting of 43 portfolios) for         (temporary employment),
Princeton, NJ 08542                                        which UBS Global AM, UBS                  Roadway Corp. (trucking),
                                                           PaineWebber or one of their               Guardian Life Insurance
                                                           affiliates serves as investment           Company Mutual Funds
                                                           advisor, sub-advisor or manager.          (consisting of 19 portfolios),
                                                                                                     the Harding, Loevner Funds
                                                                                                     (consisting of 4 portfolios),
                                                                                                     E.I.I. Realty Securities Trust
                                                                                                     (investment company) and
                                                                                                     Frontier Oil Corporation.

                                                                   TERM OF
                                                                   OFFICE+ AND
                                          POSITION(S)              LENGTH OF
NAME, ADDRESS,                            HELD WITH                TIME                    PRINCIPAL OCCUPATION(S)
AND AGE                                   TRUST                    SERVED                  DURING PAST 5 YEARS
-----------------------------------------------------------------------------------------------------------------------------------
William D. White; 68                      Trustee                  Since 2001              Mr. White is retired. From
P.O. Box 199                                                                               February 1989 through March 1994,
Upper Black Eddy, PA 18972                                                                 he was president of the National
                                                                                           League of Professional Baseball
                                                                                           Clubs. Prior to 1989, he was a
                                                                                           television sportscaster for WPIX-TV,
                                                                                           New York. Mr. White served on the
                                                                                           board of directors of Centel from
                                                                                           1989 to 1993 and until recently on
                                                                                           the board of directors of Jefferson
                                                                                           Banks Incorporated, Philadelphia, PA.

                                              TERM OF
                                              OFFICE+ AND
                                POSITION(S)   LENGTH OF                 NUMBER OF
NAME, ADDRESS,                  HELD WITH     TIME               PORTFOLIOS IN FUND COMPLEX               OTHER DIRECTORSHIPS
AND AGE                         TRUST         SERVED               OVERSEEN BY TRUSTEE                     HELD BY TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------
William D. White; 68            Trustee       Since 2001   Mr. White is a director or trustee of 22       None
P.O. Box 199                                               investment companies (consisting of 43
Upper Black Eddy, PA 18972                                 portfolios) for which UBS Global AM,
                                                           UBS PaineWebber or one of their affiliates
                                                           serves as investment advisor, sub-advisor
                                                           or manager.

OFFICERS

                                                            TERM OF                      PRINCIPAL OCCUPATION(S)
                                                           OFFICE+ AND                    DURING PAST 5 YEARS;
                                  POSITION(S)               LENGTH OF                   NUMBER OF PORTFOLIOS IN
    NAME, ADDRESS,                 HELD WITH                  TIME                   FUND COMPLEX FOR WHICH PERSON
      AND AGE                        TRUST                   SERVED                         SERVES AS OFFICER
----------------------------------------------------------------------------------------------------------------------------------
T. Kirkham Barneby**;            Vice President           Since 1999             Mr. Barneby is a managing director--
56                                                                               quantitative investments of UBS Global AM.
                                                                                 Mr. Barneby is a vice president of nine
                                                                                 investment companies (consisting of 10
                                                                                 portfolios) for which UBS Global AM,
                                                                                 UBS PaineWebber or one of their affiliates
                                                                                 serves as investment advisor, sub-advisor
                                                                                 or manager.

Thomas Disbrow**;                Vice President           Since 2000             Mr. Disbrow is a director and a senior
36                               and Assistant                                   manager of the mutual fund finance
                                 Treasurer                                       department of UBS Global AM. Prior to
                                                                                 November 1999, he was a vice president
                                                                                 of Zweig/Glaser Advisers. Mr. Disbrow is
                                                                                 a vice president and assistant treasurer of
                                                                                 22 investment companies (consisting of
                                                                                 43 portfolios) for which UBS Global AM,
                                                                                 UBS PaineWebber or one of their affiliates
                                                                                 serves as investment advisor, sub-advisor
                                                                                 or manager.

Amy R. Doberman**;               Vice President           Since 2000             Ms. Doberman is a managing director
40                               and Secretary                                   and general counsel of UBS Global AM.
                                                                                 From December 1997 through July 2000,
                                                                                 she was general counsel of Aeltus
                                                                                 Investment Management, Inc. Prior to
                                                                                 working at Aeltus, Ms. Doberman was
                                                                                 assistant chief counsel of the SEC's Division
                                                                                 of Investment Management. Ms. Doberman
                                                                                 is vice president and secretary of UBS
                                                                                 Supplementary Trust and a vice president and
                                                                                 secretary of 24 investment companies
                                                                                 (consisting of 82 portfolios) and vice
                                                                                 president and assistant secretary of one
                                                                                 investment company (consisting of 2
                                                                                 portfolios) for which UBS Global AM, UBS
                                                                                 Global Asset Management (Americas) Inc.,
                                                                                 ("UBS Global AM (Americas)"), UBS
                                                                                 PaineWebber or one of their affiliates serves
                                                                                 as investment advisor, sub-advisor or manager.

                                                            TERM OF                      PRINCIPAL OCCUPATION(S)
                                                           OFFICE+ AND                    DURING PAST 5 YEARS;
                                  POSITION(S)               LENGTH OF                   NUMBER OF PORTFOLIOS IN
    NAME, ADDRESS,                 HELD WITH                  TIME                   FUND COMPLEX FOR WHICH PERSON
      AND AGE                        TRUST                   SERVED                         SERVES AS OFFICER
----------------------------------------------------------------------------------------------------------------------------------

David M. Goldenberg**;           Vice President           Since 2002             Mr. Goldenberg is an executive director and
36                               and Assistant                                   deputy general counsel of UBS Global AM.
                                 Secretary                                       From 2000-2002 he was director, legal affairs
                                                                                 at Lazard Asset Management. Mr. Goldenberg
                                                                                 was global director of compliance for SSB Citi
                                                                                 Asset Management Group from 1998-2000. He
                                                                                 was associate general counsel at Smith Barney
                                                                                 Asset Management from 1996-1998. Prior to
                                                                                 working at Smith Barney Asset Management,
                                                                                 Mr. Goldenberg was branch chief and senior
                                                                                 counsel in the SEC's Division of Investment
                                                                                 Management. Mr. Goldenberg is a vice president
                                                                                 and assistant secretary of UBS Supplementary
                                                                                 Trust and a vice president and assistant secretary
                                                                                 of 24 investment companies (consisting of 82
                                                                                 portfolios) and a vice president and secretary of
                                                                                 one investment company (consisting of 2 portfolios)
                                                                                 for which UBS Global AM, UBS Global AM (Americas),
                                                                                 UBS PaineWebber or one of their affiliates serves
                                                                                 as investment advisor, sub-advisor or manager.

                                                            TERM OF                      PRINCIPAL OCCUPATION(S)
                                                           OFFICE+ AND                    DURING PAST 5 YEARS;
                                  POSITION(S)               LENGTH OF                   NUMBER OF PORTFOLIOS IN
    NAME, ADDRESS,                 HELD WITH                  TIME                   FUND COMPLEX FOR WHICH PERSON
      AND AGE                        TRUST                   SERVED                         SERVES AS OFFICER
----------------------------------------------------------------------------------------------------------------------------------
Kevin J. Mahoney**;              Vice President           Since 1999             Mr. Mahoney is a director and a senior
37                               and Assistant                                   manager of the mutual fund finance
                                 Treasurer                                       department of UBS Global AM. Prior to
                                                                                 April 1999, he was the manager of the
                                                                                 mutual fund internal control group of
                                                                                 Salomon Smith Barney. Mr. Mahoney is a
                                                                                 vice president and assistant treasurer of 22
                                                                                 investment companies (consisting of 43
                                                                                 portfolios) for which UBS Global AM, UBS
                                                                                 PaineWebber or one of their affiliates serves
                                                                                 as investment advisor, sub-advisor or
                                                                                 manager.

Paul H. Schubert**; 39           Vice President           Since 1994             Mr. Schubert is an executive director and
                                 and Treasurer                                   head of the mutual fund finance
                                                                                 department of UBS Global AM.
                                                                                 Mr. Schubert is treasurer and principal
                                                                                 accounting officer of UBS Supplementary
                                                                                 Trust and two investment companies
                                                                                 (consisting of 39 portfolios) and a vice
                                                                                 president and treasurer of 22 investment
                                                                                 companies (consisting of 43 portfolios) and
                                                                                 treasurer and chief financial officer of one
                                                                                 investment company (consisting of 2
                                                                                 portfolios) for which UBS Global AM, UBS
                                                                                 Global AM (Americas), UBS PaineWebber or
                                                                                 one of their affiliates serves as investment
                                                                                 advisor, sub-advisor or manager.

                                                            TERM OF                      PRINCIPAL OCCUPATION(S)
                                                           OFFICE+ AND                    DURING PAST 5 YEARS;
                                  POSITION(S)               LENGTH OF                   NUMBER OF PORTFOLIOS IN
    NAME, ADDRESS,                 HELD WITH                  TIME                   FUND COMPLEX FOR WHICH PERSON
      AND AGE                        TRUST                   SERVED                         SERVES AS OFFICER
----------------------------------------------------------------------------------------------------------------------------------
Brian M. Storms**; 48            President                Since 2000             Mr. Storms is chief executive officer (since
                                                                                 July 2002), director and president of UBS
                                                                                 Global AM (since March 1999). He is also
                                                                                 chief executive officer (since July 2002), a
                                                                                 member of the board of directors and
                                                                                 president of UBS Global AM (Americas) and
                                                                                 UBS Global Asset Management (New York)
                                                                                 Inc. (since October 2001). Mr. Storms was
                                                                                 chief executive officer of UBS Global AM
                                                                                 from October 2000 to September 2001 and
                                                                                 chief operating officer (2001-2002). He was
                                                                                 chief operating officer of UBS Global AM
                                                                                 (Americas) and UBS Global AM (New York)
                                                                                 from September 2001 to July 2002. He was
                                                                                 a director or trustee of several investment
                                                                                 companies in the UBS Family of Funds
                                                                                 (1999-2001). He was president of Prudential
                                                                                 Investments (1996-1999). Prior to joining
                                                                                 Prudential Investments he was a managing
                                                                                 director at Fidelity Investments. Mr. Storms is
                                                                                 president and trustee of UBS Supplementary
                                                                                 Trust and of two investment companies
                                                                                 (consisting of 39 portfolios) and president of
                                                                                 22 investment companies (consisting of 43
                                                                                 portfolios) and trustee and chairman of one
                                                                                 investment company consisting of 2
                                                                                 portfolios) for which UBS Global AM, UBS
                                                                                 Global AM (Americas), UBS PaineWebber or
                                                                                 one of their affiliates serves as investment
                                                                                 advisor, sub-advisor or manager.

Keith A. Weller**; 41            Vice President           Since 1995             Mr. Weller is a director and senior associate
                                 and Assistant                                   general counsel of UBS Global AM.
                                 Secretary                                       Mr. Weller is a vice president and assistant
                                                                                 secretary of 22 investment companies
                                                                                 (consisting of 43 portfolios) for which UBS
                                                                                 Global AM, UBS PaineWebber or one of
                                                                                 their affiliates serves as investment advisor,
                                                                                 sub-advisor or manager.

* This person's business address is 1285 Avenue of the Americas, New York, New York 10019-5028.

** This person's business address is 51 West 52nd Street, New York, New York 10019-6114.

***  Address for mailing purposes only.

+ Each Trustee holds office for an indefinite term. Officers of the Fund are appointed by the Trustees and serve at the pleasure of the Board.

++ Mrs. Alexander and Mr. Bewkes are "interested persons" of the Fund as defined in the Investment Company Act by virtue of their positions with UBS Global AM and/or UBS PaineWebber.

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                                       46

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                                       47

TRUSTEES

E. Garrett Bewkes, Jr.                  George W. Gowen
CHAIRMAN
                                        William W. Hewitt, Jr.

Margo N. Alexander                      Morton L. Janklow

Richard Q. Armstrong                    Frederic V. Malek

David J. Beaubien                       Carl W. Schafer

Richard R. Burt                         William D. White

Meyer Feldberg

PRINCIPAL OFFICERS

Brian M. Storms                         Paul H. Schubert
PRESIDENT                               VICE PRESIDENT AND TREASURER

Amy R. Doberman                         T. Kirkham Barneby
VICE PRESIDENT AND SECRETARY            VICE PRESIDENT

INVESTMENT ADVISOR,
ADMINISTRATOR AND PRINCIPAL UNDERWRITER

UBS Global Asset Management (US) Inc.
51 West 52nd Street
New York, New York 10019-6114


THIS REPORT IS NOT TO BE USED IN CONNECTION WITH THE OFFERING OF SHARES OF THE FUND UNLESS ACCOMPANIED OR PRECEDED BY AN EFFECTIVE PROSPECTUS.

(C) 2002 UBS Global Asset Management (US) Inc.
    All rights reserved.

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